Segmented Information (Tables)	9 Months Ended
Aug. 31, 2019
Segment Reporting [Abstract]
Schedule of revenue from external customers and long-lived assets, by geographical areas
		Three months ended		Nine months ended
	August 31,	August 31,	August 31,	August 31,
	2019	2018	2019	2018
	$	$	$	$

Revenue
Canada	-	-	-	-
United States	1,689,941	413,555	3,247,997	1,325,040
	1,689,941	413,555	3,247,997	1,325,040

			August 31,	November 30,
			2019	2018
			$	$
Total assets
Canada			4,162,674	11,474,227

Total property and equipment
Canada			2,400,276	2,755,993